February 4, 2015 Unsecured Promissory Notes (Details) - USD ($)	Feb. 04, 2016	Feb. 04, 2015
February 4, 2015 Unsecured Promissory Notes Details
Issued unsecured promissory notes, aggregate principal amount		$ 63,000
Unsecured promissory notes, issued to MRI		$ 30,000
Unsecured promissory notes, accrue interest per year (in percent)		18.00%
Issued shares of restricted common stock to each lender		200,000
Total shares of restricted common stock issued to the lenders		400,000
Relative fair value of the common stock		$ 21,211
Reduced interest rate on one of the promissory notes after amendment	10.00%
Accrued interest added on principal of the note	$ 5,940
Issued shares of restricted common stock to lender after amendement	150,000
Amount of the original $63,000 loaned funds provided by affiliated lender	$ 30,000
Issuance of restricted common stock shares	200,000